Subsequent Events (Details)	May 11, 2023 $ / Mcf $ / bbl MMcf bbl
Collar Oil | Subsequent events
Subsequent Events.
Derivative volume activity | bbl	96,570
Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	16,650
Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	2,306,358
Weighted Average Floor Price Member | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	61.50
Weighted Average Floor Price Member | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.04
Weighted-Average Ceiling Price | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	81.60
Weighted-Average Ceiling Price | Collar Natural Gas
Subsequent Events.
Derivative Contract Price	4.63
Weighted Average Price | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.25
Second Quarter | Collar Oil | Subsequent events
Subsequent Events.
Derivative volume activity | bbl	18,648
Second Quarter | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	1,058,940
Second Quarter | Weighted Average Floor Price Member | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	61.50
Second Quarter | Weighted-Average Ceiling Price | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	81.60
Second Quarter | Weighted Average Price | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.25
Third Quarter | Collar Oil | Subsequent events
Subsequent Events.
Derivative volume activity | bbl	48,618
Third Quarter | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	950,382
Third Quarter | Weighted Average Floor Price Member | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	61.50
Third Quarter | Weighted-Average Ceiling Price | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	81.60
Third Quarter | Weighted Average Price | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.25
Fourth Quarter | Collar Oil | Subsequent events
Subsequent Events.
Derivative volume activity | bbl	29,304
Fourth Quarter | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	16,650
Fourth Quarter | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	297,036
Fourth Quarter | Weighted Average Floor Price Member | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	61.50
Fourth Quarter | Weighted Average Floor Price Member | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.04
Fourth Quarter | Weighted-Average Ceiling Price | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	81.60
Fourth Quarter | Weighted-Average Ceiling Price | Collar Natural Gas
Subsequent Events.
Derivative Contract Price	4.63
Fourth Quarter | Weighted Average Price | Swaps Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.25
Two Thousand Twenty Four | Collar Oil | Subsequent events
Subsequent Events.
Derivative volume activity | bbl	486,846
Two Thousand Twenty Four | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	1,768,896
Two Thousand Twenty Four | Weighted Average Floor Price Member | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	58.63
Two Thousand Twenty Four | Weighted Average Floor Price Member | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.24
Two Thousand Twenty Four | Weighted-Average Ceiling Price | Collar Oil | Subsequent events
Subsequent Events.
Derivative Contract Price | $ / bbl	78.13
Two Thousand Twenty Four | Weighted-Average Ceiling Price | Collar Natural Gas
Subsequent Events.
Derivative Contract Price	4.89
Two Thousand Twenty Five | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative volume activity | MMcf	766,566
Two Thousand Twenty Five | Weighted Average Floor Price Member | Collar Natural Gas | Subsequent events
Subsequent Events.
Derivative Contract Price	3.68
Two Thousand Twenty Five | Weighted-Average Ceiling Price | Collar Natural Gas
Subsequent Events.
Derivative Contract Price	5.45